Subsequent events (Details)	12 Months Ended							12 Months Ended			1 Months Ended			3 Months Ended			1 Months Ended		2 Months Ended		1 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Jiantou Xinyuan [Member]	Dec. 31, 2013 Henan Xinyuan [Member]	Dec. 31, 2013 Beijing Wanzhong [Member]	Dec. 31, 2013 Suzhou Xinyuan [Member]	Dec. 31, 2013 Treasury Shares [Member]	Dec. 31, 2012 Treasury Shares [Member]	Dec. 31, 2011 Treasury Shares [Member]	Mar. 28, 2014 Subsequent Event [Member] USD ($)	Jan. 29, 2014 Subsequent Event [Member] USD ($)	Jan. 29, 2014 Subsequent Event [Member] CNY	Mar. 12, 2014 Subsequent Event [Member] USD ($)	Mar. 12, 2014 Subsequent Event [Member] CNY	Apr. 21, 2014 Subsequent Event [Member] USD ($)	Jan. 24, 2014 Subsequent Event [Member] Sanya Beida Science and Technology Park Investment, Ltd [Member] USD ($)	Jan. 24, 2014 Subsequent Event [Member] Sanya Beida Science and Technology Park Investment, Ltd [Member] CNY	Feb. 24, 2014 Subsequent Event [Member] Shanghai Junxin Real Estate Company [Member] USD ($)	Feb. 24, 2014 Subsequent Event [Member] Shanghai Junxin Real Estate Company [Member] CNY	Mar. 28, 2014 Subsequent Event [Member] Treasury Shares [Member]
Subsequent Event [Line Items]
Percentage of equity interest acquired																	100.00%	100.00%	100.00%	100.00%
Payments to acquire businesses																	$ 58,500,000	356,900,000	$ 150,700,000	919,000,000
Payments to acquire parcel of land												153,200,000	933,800,000	111,900,000	682,500,000
Treasury share repurchases, shares								2,629,716	4,091,650	7,543,530											3,079,428
Payment for repurchase of common shares	5,767,159	5,708,281	7,958,841								7,610,787
Proceeds from debt borrowings																$ 275,100,000
Percentage of Equity Directly Attributable to the Group				100.00%	100.00%	100.00%	100.00%